Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net (loss) income	$ (6,056,649)	$ (7,459,474)	$ 3,016,132
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Amortization of operating lease right-of-use lease assets	1,179,776	1,023,500	408,566
Depreciation and amortization	2,771,727	3,315,172	3,458,347
Loss from disposition of property, plant and equipment	1,075,490	15,306	327,921
Share-based compensation for services	1,114,857	1,243,385	11,831
Change in inventory reserve		246,281
Change in credit losses	275,923	160,254	(16,776)
Deferred tax benefit	(597,241)	(658,595)	(118,424)
Warrants modification	239,308
Accrued interest income			(1,320)
Changes in operating assets and liabilities:
Accounts receivables	(1,060,171)	(109,090)	683,119
Accounts receivables-related parties	691,431	(272,301)	(620,728)
Inventories	(447,631)	268,593	740,265
Prepayments and other current assets	97,647	(3,113,841)	1,173,662
Advances to supplier- related party	189,395	(249,986)
Accounts payables	395,559	(62,237)	224,676
Accounts payables-related parties		(379,124)	58,190
Advance from customers	144,236	(18,989)	(52,365)
Taxes payable	(5,936)	(441,390)	(2,827,106)
Accrued expenses and other liabilities	423,456	34,381	(137,457)
Operating lease liabilities	382,649	(2,444,110)	(168,075)
Net cash provided by (used in) operating activities	813,826	(8,902,265)	6,160,458
Cash flows from investing activities:
Purchase of property, plant and equipment	(3,524,713)	(1,520,556)	(15,259,272)
Proceeds from disposition of property, plant and equipment	79,850	14,872	22,213
Proceeds upon maturity of short-term investments		50,330	495,680
Net cash used in investing activities	(3,444,863)	(1,455,354)	(14,741,379)
Cash flows from financing activities:
Net proceeds from private placement	4,920,800		19,124,920
Adjustment relating to non-controlling interest		(26,245)
Net proceeds from exercise of warrants	329,480		4,444,136
Reverse split shares	(810)
Net proceeds from exercise of options			180,000
Proceeds from short-term bank loans	899,600	483,000	804,000
Repayment of short-term bank loans	(887,000)	(160,000)	(944,446)
Proceeds from long-term bank loan	2,629,600
Repayment of long-term bank loans	(3,102,838)	(1,337,323)	(796,416)
Proceeds from (repayment of) related party loans	425,007	(25,796)	(1,943,408)
Net cash provided by (used in) financing activities	5,213,839	(1,066,364)	20,868,786
Effect of exchange rate changes on cash and cash equivalents	(109,676)	(698,581)	(617,747)
Net increase (decrease) in cash and cash equivalents	2,473,126	(12,122,564)	11,670,118
Cash and cash equivalents, beginning of year	4,483,308	16,605,872	4,935,754
Cash and cash equivalents, end of year	6,956,434	4,483,308	16,605,872
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash (refunded) paid for income tax		(2,593)	3,195
Cash paid for interest	294,628	396,517	471,443
Non-Cash Investing Activities
Transfer from construction-in-progress to fixed assets			597,594
Additions (reductions) to property, plant and equipment through other payable	7,301	(8,167)
Prepaid share-based compensation for services		$ 315,917